Schedule of Investments

ARK Next Generation Internet ETF

October 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–92.7%

Automobiles - 11.2%
Tesla, Inc.*	554,970	$618,236,580

Biotechnology - 1.0%
Veracyte, Inc.*	1,125,582	53,892,866

Capital Markets - 9.0%
Coinbase Global, Inc., Class A*	1,074,878	343,337,531
Concord Acquisition Corp., Class A*†	2,800,444	30,748,875
Khosla Ventures Acquisition Co. II, Class A*†	4,645,234	47,520,744
Robinhood Markets, Inc., Class A*	2,248,510	78,630,395
Total Capital Markets		500,237,545

Diversified Consumer Services - 0.7%
2U, Inc.*	1,316,899	38,901,196

Entertainment - 14.2%
ROBLOX Corp., Class A*	1,269,129	106,632,219
Roku, Inc.*	736,606	224,591,169
Sea Ltd. (Taiwan)*(a)	171,068	58,773,833
Skillz, Inc.*	6,968,428	77,907,025
Spotify Technology SA*	858,377	248,414,304
Walt Disney Co. (The)*	385,644	65,200,831
Total Entertainment		781,519,381

Health Care Technology - 5.6%
Teladoc Health, Inc.*	2,060,231	308,189,955

Hotels Restaurants & Leisure - 3.0%
DraftKings, Inc., Class A*	3,566,144	166,146,649

Household Durables - 1.0%
Vuzix Corp.*†	5,117,116	54,701,970

Interactive Media & Services - 11.2%
Facebook, Inc.*	283,553	91,749,244
Genius Sports Ltd (United Kingdom)*	3,411,670	63,252,362
Snap, Inc., Class A*	1,002,079	52,689,314
Twitter, Inc.*	5,054,877	270,638,114
Zillow Group, Inc., Class C*	1,321,220	136,918,029
Total Interactive Media & Services		615,247,063

Internet & Direct Marketing Retail - 3.3%
Etsy, Inc.*	353,504	88,619,918
Farfetch Ltd., Class A (United Kingdom)*	1,386,527	54,365,723
MercadoLibre, Inc. (Argentina)*	27,739	41,082,014
Total Internet & Direct Marketing Retail		184,067,655

IT Services - 14.2%
Adyen NV (Netherlands)*(a)	1,542,082	46,833,030
Cloudflare, Inc., Class A*	456,886	88,964,842
Okta, Inc.*	220,715	54,556,334
PayPal Holdings, Inc.*	2,155	501,232
Shopify, Inc., Class A (Canada)*	142,717	209,327,306
Snowflake, Inc., Class A*	98	34,676
Square, Inc., Class A*	855,470	217,717,115
Twilio, Inc., Class A*	565,776	164,844,495
Total IT Services		782,779,030

Leisure Products - 0.0%(b)
Peloton Interactive, Inc., Class A*	11,497	1,051,286

Software - 17.6%
DocuSign, Inc.*	205,866	57,290,449
Liveperson, Inc.*	1,341,945	69,123,587
PagerDuty, Inc.*	1,746,336	72,909,528
Palantir Technologies, Inc., Class A*	5,206,650	134,748,102
Splunk, Inc.*	551,984	90,978,003
UiPath, Inc., Class A*	2,431,982	122,207,096
Unity Software, Inc.*	1,535,991	232,410,798
Zoom Video Communications, Inc., Class A*	701,262	192,601,608
Total Software		972,269,171

Technology Hardware, Storage & Peripherals - 0.7%
Nano Dimension Ltd. (Israel)*(a)	6,606,189	38,844,391

Total Common Stocks (Cost $4,954,412,157)		5,116,084,738

UNIT TRUST–7.1%

Financials - 7.1%
Grayscale Bitcoin Trust BTC* (Cost $267,635,323)	7,905,737	392,836,071

MONEY MARKET FUND–0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (c) (Cost $14,980,105)	14,980,105	14,980,105
Total Investments–100.1% (Cost $5,237,027,585)		5,523,900,914
Liabilities in Excess of Other Assets–(0.1)%		(6,312,083)
Net Assets–100.0%		$5,517,588,831

Schedule of Investments (continued)

ARK Next Generation Internet ETF

October 31, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2021	Value ($) at 10/31/2021

Common Stocks — 2.4%
Capital Markets — 1.4%
Concord Acquisition Corp.
28,340,692	4,554,138	(4,520,547)	41,692	2,332,900	–	–	2,800,444	30,748,875
Khosla Ventures Acquisition Co. II
44,079,858	12,153,284	(7,271,229)	41,495	(1,482,664)	–	–	4,645,234	47,520,744
Household Durables — 1.0%
Vuzix Corp.
59,763,791	22,353,920	(8,898,585)	117,303	(18,634,459)	–	–	5,117,116	54,701,970
$132,184,341	$39,061,342	$(20,690,361)	$200,490	$(17,784,223)	$–	$–	12,562,794	$132,971,589

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of October 31, 2021.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2021, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$5,116,084,738	$–	$–	$5,116,084,738
Unit Trust‡	392,836,071	–	–	392,836,071
Money Market Fund	14,980,105	–	–	14,980,105
Total	$5,523,900,914	$–	$–	$5,523,900,914

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.